Other assets - Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other assets
Deferred charges	€ 4,486	€ 4,158	€ 2,958
Tax credits	814	962	673
Accrued income	611	17	384
Other tax receivables	2,466	1,004	1,459
Grants	372	944	1,021
Other non-trade receivables	272	1,077	675
Derivatives	139	261	1,770
Total other current assets	€ 9,160	€ 8,424	€ 8,940